Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Shareholders' Capital [member]	Contributed Surplus [member]	Cash Flow Hedge Reserve [member]	Cost of Hedging Reserve [member]	Cumulative Translation Adjustment [member]	Retained Earnings [member]
Beginning balance at Dec. 31, 2023	$ 828,326	$ 600,047	$ 4,539	$ 0	$ 0	$ 58,313	$ 165,427
Beginning balance (in shares) at Dec. 31, 2023		21,472,194
Other comprehensive (loss) earnings	(13,521)					(13,521)
Net earnings	24,544						24,544
Comprehensive (loss) earnings	11,023					(13,521)	24,544
Shares issued through exercise of stock options	79		79
Shares issued through exercise of stock options (in shares)		531
Stock option accretion	849		849
Dividends to shareholders	(9,414)						(9,414)
Ending balance at Dec. 31, 2024	830,863	$ 600,047	5,467	0	0	44,792	180,557
Ending balance (in shares) at Dec. 31, 2024		21,472,725
Other comprehensive (loss) earnings	7,079			(24,251)	2,428	28,902
Net earnings	18,420						18,420
Comprehensive (loss) earnings	25,499			(24,251)	2,428	28,902	18,420
Shares issued through public offering	897,014	$ 897,014
Shares issued through public offering (in shares)		6,361,800
Issue costs (net of tax of $10,264)	(27,937)	$ (27,937)
Shares issued through exercise of stock options	142		142
Shares issued through exercise of stock options (in shares)		1,080
Stock option accretion	916		916
Cancellation of shares	0	$ (162)	162
Cancellation of shares (in shares)		(5,784)
Equity-settled share-based payment	3,261		3,261
Dividends to shareholders	(10,197)						(10,197)
Ending balance at Dec. 31, 2025	$ 1,719,561	$ 1,468,962	$ 9,948	$ (24,251)	$ 2,428	$ 73,694	$ 188,780
Ending balance (in shares) at Dec. 31, 2025		27,829,821